Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Office equipment [Member] | Minimum [Member]
Estimated Useful Lives	3 years	3 years
Office equipment [Member] | Maximum [Member]
Estimated Useful Lives	5 years	5 years
Furniture & equipment [Member] | Minimum [Member]
Estimated Useful Lives	5 years	5 years
Furniture & equipment [Member] | Maximum [Member]
Estimated Useful Lives	7 years	7 years